Commitment and Contingencies (Details) - USD ($)		12 Months Ended
	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitment and Contingencies (Details) [Line Items]
Common stock amount		$ 10,000,000
Litigation costs		$ 50,000	$ 50,000
Class A Common Stock [Member]
Commitment and Contingencies (Details) [Line Items]
Common stock amount	$ 9,400,000